Prepayment (Tables)	12 Months Ended
Jun. 30, 2021
Prepayments
Summary of prepayment

	As at June 30,
	2020	2021
	RMB’000	RMB’000
Prepayment for purchase of apartments	—	133,458
Others	6,112	5,023
Total	6,112	138,481